Summary of Significant Accounting Policies (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Commodities trading gains	$ 44,841,125	$ 53,776,323
Commission income	13,283,933	22,913,704
Carrying charges	1,851,659	3,012,627
Total net revenue from commodities trading business	$ 59,976,717	$ 79,702,654